Commitments (Details)	12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)
Commitments (Details) [Line Items]
Marketing costs			$ 200,000
Valuation price	$ 360,455				$ 35,199		$ 105,594
No of customers (in Dollars)	$ 5,000,000
Investment funds, percentage contributed to fair value of plan assets	20.00%			20.00%
Investment income		$ 2,000,000
Exercise option price		200,000
Paid amount		150,000
Remaining balance		50,000
Minimum [Member]
Commitments (Details) [Line Items]
Consideration		2,000,000
Maximum [Member]
Commitments (Details) [Line Items]
Consideration		$ 4,000,000
AHI [Member]
Commitments (Details) [Line Items]
Cash at subject to shareholder						$ 3,000,000
Amount of ordinary shares			$ 3,000,000
Right to acquire	40.00%	40.00%
Tinjoy’s Winscan [Member]
Commitments (Details) [Line Items]
Right to acquire	40.00%	40.00%
Valuation price				$ 10,000,000
Tinjoy [Member]
Commitments (Details) [Line Items]
Paid amount		$ 50,000
WinScan [Member]
Commitments (Details) [Line Items]
Right to acquire	40.00%	40.00%
Investment income		$ 4,000,000
No of users (in Dollars)	$ 10,000,000